Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses
Interest and amortization of debt issue costs	$ (30,839)	$ (36,360)	$ (44,713)
Borrowings cancellation costs		(5,141)	(6,308)
Bank charges and other financial results	(8,520)	(9,546)	(8,012)
Unwinding of long-term liabilities	(6,456)	(6,026)	(5,079)
Financial expenses total	(45,815)	(57,073)	(64,112)
Financial income
Interest received	6,237	3,180	1,652
Financial income total	6,237	3,180	1,652
Foreign exchange gains and losses
Foreign exchange gain (loss), net	(19,729)	19,725	5,049
Realized result on currency risk management contracts	2,909
Foreign exchange gains and losses total	(16,820)	19,725	5,049
Total Financial results	$ (56,398)	$ (34,168)	$ (57,411)